Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, issued	1,323,197,235	1,448,659,067
Treasury stock, shares	99,431,812	125,524,000